International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income:
Other interest income	$ 503	$ 1,869	$ 2,221
Expenses:
Interest expense (Debentures)	6,595	11,073	12,201
Income before federal income taxes and equity in undistributed net income of subsidiaries	158,400	191,227	200,980
Income tax benefit	50,565	64,078	70,957
Net income	107,835	127,149	130,023
Preferred stock dividends and discount accretion	14,362	13,280	13,126
Net income available to common shareholders	93,473	113,869	116,897
Parent Company
Income:
Dividends from subsidiaries	229,250	54,800	51,720
Interest income on notes receivable	27	19	5
Interest income on other investments	6,759	7,517	10,090
Other interest income	18	69	546
Other	686	41	(742)
Total income	236,740	62,446	61,619
Expenses:
Interest expense (Debentures)	6,595	11,073	12,201
Other	3,867	6,543	3,408
Total expenses	10,462	17,616	15,609
Income before federal income taxes and equity in undistributed net income of subsidiaries	226,278	44,830	46,010
Income tax benefit	(738)	(3,513)	(2,090)
Income before equity in undistributed net income of subsidiaries	227,016	48,343	48,100
Equity in (distributed) undistributed net income of subsidiaries	(119,181)	78,806	81,923
Net income	107,835	127,149	130,023
Preferred stock dividends and discount accretion	14,362	13,280	13,126
Net income available to common shareholders	$ 93,473	$ 113,869	$ 116,897